Document And Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Entity Registrant Name	RRSat Global Communications Network Ltd.
Entity Central Index Key	0001375829
Current Fiscal Year End Date	--12-31